UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--32.9%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank
11/1/12	0.25	200,000,000	a	199,975,519
Federal Home Loan Bank:
11/1/12	0.22	50,000,000	a	50,026,987
11/1/12	0.22	72,175,000	a	72,197,004
11/1/12	0.23	100,000,000	a	99,982,415
11/1/12	0.30	669,000,000	a	668,660,923
11/2/12	0.12	339,000,000		338,998,870
11/7/12	0.13	24,400,000		24,399,471
11/9/12	0.13	20,000,000		19,999,422
11/14/12	0.13	50,000,000		49,997,653
11/23/12	0.16	54,500,000		54,501,018
11/23/12	0.17	22,000,000		22,000,411
11/28/12	0.16	183,000,000		183,001,594
11/29/12	0.16	224,285,000		224,290,473
11/30/12	0.13	145,100,000		145,085,389
1/25/13	0.09	144,000,000	a	144,000,000
2/6/13	0.21	200,000,000		199,968,401
2/8/13	0.19	119,500,000		119,492,545
2/8/13	0.21	30,500,000		30,496,708
3/1/13	0.19	111,350,000		111,352,983
3/27/13	0.16	58,000,000		57,963,540
4/3/13	0.16	32,000,000		31,978,920
4/17/13	0.17	119,720,000		119,625,587
4/19/13	0.17	55,600,000		55,555,628
4/24/13	0.17	250,000,000		249,794,583
5/3/13	0.20	10,000,000		9,995,855
5/8/13	0.23	250,000,000		250,000,000
5/14/13	0.17	64,010,000		64,067,172
5/16/13	0.20	20,000,000		20,010,976
5/21/13	0.20	65,000,000		65,008,139
5/21/13	0.20	41,940,000		41,947,463
5/21/13	0.25	250,000,000		249,971,405
5/24/13	0.20	27,700,000		27,698,899
Federal Home Loan Mortgage Corp.:
2/25/13	0.16	142,858,000	b	142,786,650

2/28/13	0.14	251,000,000	b	250,883,843
3/19/13	0.15	250,000,000	b	249,856,250
4/1/13	0.16	100,000,000	b	99,934,986
4/15/13	0.20	200,000,000	b	201,285,465
Federal National Mortgage Association:
11/1/12	0.39	601,485,000	a,b	601,477,589
2/27/13	0.16	300,000,000	b	299,847,583
3/20/13	0.16	48,379,000	b	48,349,113
4/3/13	0.16	99,750,000	b	99,684,290
4/17/13	0.17	45,000,000	b	44,964,513
Total U.S. Government Agencies
(cost $6,041,116,235)				6,041,116,235

U.S. Treasury Bills--1.1%
3/28/13
(cost $199,899,958)	0.12	200,000,000		199,899,958

U.S. Treasury Notes--21.3%
11/15/12	0.13	340,000,000		340,161,167
11/30/12	0.15	190,000,000		190,051,780
12/17/12	0.14	500,000,000		500,603,957
1/15/13	0.18	200,000,000		200,488,642
2/15/13	0.19	200,000,000		200,680,538
3/15/13	0.14	359,000,000		360,632,774
4/1/13	0.18	800,000,000		807,656,894
4/15/13	0.17	810,000,000		815,792,643
5/15/13	0.20	95,000,000		95,589,278
6/17/13	0.18	300,000,000		301,720,013
7/1/13	0.17	100,000,000		102,099,150
Total U.S. Treasury Notes
(cost $3,915,476,836)				3,915,476,836

Repurchase Agreements--44.6%
ABN AMRO Bank N.V.
dated 10/31/12, due 11/1/12 in the amount of
$872,006,056 (fully collateralized by $889,250,700
U.S. Treasury Notes, 0.25%, due 3/31/14,
value $889,440,032)	0.25	872,000,000		872,000,000
Bank of Nova Scotia
dated 10/31/12, due 11/1/12 in the amount of
$630,005,775 (fully collateralized by $152,271,000
Federal Home Loan Bank, 0%-2.36%, due
12/21/12-9/6/22, value $153,669,702, $138,249,000
Federal Home Loan Mortgage Corp., 0%-2.38%, due

1/28/13-1/13/22, value $140,382,734 and $350,172,000
Federal National Mortgage Association, 0%-3.30%, due
1/30/13-8/27/32, value $348,554,088)	0.33	630,000,000	630,000,000
Barclays Capital, Inc.
dated 10/31/12, due 11/1/12 in the amount of
$379,003,158 (fully collateralized by $387,770,900
U.S. Treasury Notes, 0.25%, due 8/15/15, value
$386,580,094)	0.30	379,000,000	379,000,000
BNP Paribas
dated 10/31/12, due 11/1/12 in the amount of
$250,001,944 (fully collateralized by $252,440,400
U.S. Treasury Notes, 0.63%-1%, due 8/31/16-8/31/17,
value $255,000,074)	0.28	250,000,000	250,000,000
Credit Agricole CIB
dated 10/31/12, due 11/1/12 in the amount of
$775,005,167 (fully collateralized by $171,953,000
U.S. Treasury Inflation Protected Securities,
0.13%-1.63%, due 4/15/13-4/15/17, value $194,181,801
and $552,022,282 U.S. Treasury Notes, 0.63%-4.63%,
due 12/31/12-5/15/18, value $596,318,207)	0.24	775,000,000	775,000,000
Credit Agricole CIB
dated 10/31/12, due 11/1/12 in the amount of
$800,005,778 (fully collateralized by $1,293,999,202
Federal Home Loan Mortgage Corp., 1.98%-6.26%, due
4/1/18-11/1/42, value $208,339,272, $1,592,289,383
Federal National Mortgage Association, 0%-6.50%, due
4/1/17-4/1/50, value $545,157,100 and $196,780,645
Government National Mortgage Association, 1.50%-10%,
due 5/15/19-10/20/42, value $62,503,629)	0.26	800,000,000	800,000,000
Deutsche Bank Securities Inc.
dated 10/31/12, due 11/1/12 in the amount of
$180,001,400 (fully collateralized by $183,340,800

U.S. Treasury Notes, 0.38%, due 6/15/15, value
$183,600,032)	0.28	180,000,000	180,000,000
Deutsche Bank Securities Inc.
dated 10/31/12, due 11/1/12 in the amount of
$225,002,000 (fully collateralized by $89,646,000
Federal National Mortgage Association, 1.25%, due
2/27/14, value $91,122,689 and $179,207,000
Resolution Funding Corp., 0%, due 10/15/20-10/15/29,
value $138,377,833)	0.32	225,000,000	225,000,000
HSBC USA Inc.
dated 10/31/12, due 11/1/12 in the amount of
$225,001,563 (fully collateralized by $225,879,500
U.S. Treasury Notes, 0.25%-1.75%, due
3/31/14-9/30/16, value $229,500,645)	0.25	225,000,000	225,000,000
HSBC USA Inc.
dated 10/31/12, due 11/1/12 in the amount of
$505,003,647 (fully collateralized by $505,678,000
U.S. Treasury Notes, 0.13%-2.13%, due
7/31/14-12/31/15, value $515,103,760)	0.26	505,000,000	505,000,000
JPMorgan Chase & Co.
dated 10/31/12, due 11/1/12 in the amount of
$750,006,458 (fully collateralized by $758,371,000
Federal Home Loan Mortgage Corp., 5.50%, due 6/1/36,
value $147,999,414 and $1,374,369,434 Federal
National Mortgage Association, 2.50%-7.50%, due
12/1/13-11/1/42, value $617,002,898)	0.31	750,000,000	750,000,000
RBC Capital Markets
dated 10/31/12, due 11/1/12 in the amount of
$250,001,528 (fully collateralized by $250,271,700
U.S. Treasury Notes, 1.25%-1.38%, due
11/30/15-10/31/19, value $255,000,059)	0.22	250,000,000	250,000,000
RBC Capital Markets
dated 10/31/12, due 11/1/12 in the amount of
$250,001,667 (fully collateralized by $87,165,000
Federal Home Loan Bank, 0.50%-2.50%, due
5/28/14-10/29/27, value $88,157,124, $98,224,000
Federal Home Loan Mortgage Corp., 0%-3%, due
12/31/12-3/22/27, value $98,058,364 and $68,225,000
Federal National Mortgage Association, 0.30%-2%, due
2/13/15-6/14/32, value $68,788,435)	0.24	250,000,000	250,000,000
Royal Bank of Scotland
dated 10/31/12, due 11/1/12 in the amount of
$400,002,889 (fully collateralized by $389,175,000
U.S. Treasury Notes, 1.75%-4.25%, due
5/31/13-11/15/21, value $408,002,124)	0.26	400,000,000	400,000,000
Societe Generale
dated 10/31/12, due 11/1/12 in the amount of
$500,003,333 (fully collateralized by $237,267,000

U.S. Treasury Inflation Protected Securities, 1.13%,
due 1/15/21, value $339,655,602 and $164,291,800 U.S.
Treasury Notes, 2%, due 2/15/22, value $170,344,438)	0.24	500,000,000	500,000,000
Societe Generale
dated 10/31/12, due 11/1/12 in the amount of
$200,001,389 (fully collateralized by $188,796,000
Resolution Funding Corp., 0%, due 4/15/18-1/15/29,
value $144,061,958 and $42,752,000 Tennessee Valley
Authority, 5.38%-5.88%, due 4/1/36-4/1/56, value
$59,938,111)	0.25	200,000,000	200,000,000
TD Securities (USA) LLC
dated 10/31/12, due 11/1/12 in the amount of
$1,030,007,153 (fully collateralized by $616,877,300
U.S. Treasury Inflation Protected Securities,
0.13%-3.88%, due 7/15/14-2/15/40, value
$1,050,600,110)	0.25	1,030,000,000	1,030,000,000
Total Repurchase Agreements
(cost $8,221,000,000)			8,221,000,000
Total Investments (cost $18,377,493,029)		99.9%	18,377,493,029
Cash and Receivables (Net)		.1%	12,037,662
Net Assets		100.0%	18,389,530,691

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	18,377,493,029
Level 3 - Significant Unobservable Inputs	-
Total	18,377,493,029

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--50.9%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/1/12	0.16	25,000,000		25,000,000
11/1/12	0.25	75,000,000	a	74,990,820
11/14/12	0.12	50,000,000		49,997,833
11/20/12	0.12	5,000,000		4,999,683
11/29/12	0.12	50,000,000		49,995,333
12/11/12	0.12	10,000,000		9,998,667
1/3/13	0.12	10,000,000		9,997,900
1/28/13	0.13	6,000,000		6,000,035
3/13/13	0.19	20,000,000		20,000,559
4/15/13	0.20	95,000,000	a	95,021,593
Federal Home Loan Bank:
11/1/12	0.23	150,000,000	a	149,973,623
11/2/12	0.12	102,000,000		101,999,660
11/7/12	0.12	525,000,000		524,989,417
11/9/12	0.16	25,000,000		24,999,111
11/16/12	0.12	92,440,000		92,435,378
11/28/12	0.10	120,000,000		119,991,450
12/5/12	0.15	390,000,000		389,944,750
12/12/12	0.17	84,975,000		84,958,548
12/14/12	0.13	155,000,000		154,975,200
12/24/12	0.09	91,230,000		91,217,912
12/28/12	0.12	68,085,000		68,072,470
1/23/13	0.13	16,000,000		15,995,205
3/27/13	0.15	100,000,000		99,938,356
Tennessee Valley Authority:
11/29/12	0.12	103,573,000		103,563,319
3/15/13	0.29	11,058,000		11,293,696
Total U.S. Government Agencies
(cost $2,380,350,518)				2,380,350,518

U.S. Treasury Bills--6.6%
11/1/12	0.08	12,000,000	12,000,000
11/8/12	0.10	35,000,000	34,999,320
11/29/12	0.13	19,000,000	18,998,079
12/6/12	0.10	50,000,000	49,995,139
12/20/12	0.10	43,000,000	42,994,440
12/27/12	0.10	50,000,000	49,992,222
1/31/13	0.14	100,000,000	99,965,875
Total U.S. Treasury Bills
(cost $308,945,075)			308,945,075

U.S. Treasury Notes--42.3%
11/15/12	0.12	650,000,000	650,308,956
11/15/12	0.12	217,000,000	217,320,213
11/30/12	0.12	360,000,000	360,107,935
12/17/12	0.15	100,000,000	100,120,060
12/31/12	0.14	98,000,000	98,076,932
1/31/13	0.15	206,000,000	206,240,079
4/1/13	0.14	150,000,000	150,379,185
4/30/13	0.11	21,000,000	21,308,837
4/30/13	0.14	75,000,000	75,176,396
6/17/13	0.15	100,000,000	100,584,685
Total U.S. Treasury Notes
(cost $1,979,623,278)			1,979,623,278
Total Investments (cost $4,668,918,871)		99.8%	4,668,918,871
Cash and Receivables (Net)		.2%	10,390,189
Net Assets		100.0%	4,679,309,060

a Variable rate security--interest rate subject to periodic change.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,668,918,871
Level 3 - Significant Unobservable Inputs	-
Total	4,668,918,871

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)